Pension and other post-retirement benefits - Components of Net Benefit Costs for Pension Plans and OPEB Recorded as Part of Administrative Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Non-service costs
Defined Benefit Plan, Non-service Costs, Total	$ 14,072	$ 17,332
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	15,450	12,351
Non-service costs
Interest cost	19,281	20,222
Expected return on plan assets	(26,285)	(20,485)
Amortization of net actuarial loss	5,430	3,530
Amortization of prior service credits	(1,609)	(784)
Amortization of regulatory assets/liabilities	16,272	12,082
Defined Benefit Plan, Non-service Costs, Total	13,089	14,565
Net benefit cost	28,539	26,916
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	6,175	4,587
Non-service costs
Interest cost	7,695	7,575
Expected return on plan assets	(8,748)	(6,725)
Amortization of net actuarial loss	509	(409)
Amortization of prior service credits	0	(208)
Amortization of regulatory assets/liabilities	1,527	2,534
Defined Benefit Plan, Non-service Costs, Total	983	2,767
Net benefit cost	$ 7,158	$ 7,354